Investment Securities (Details 3) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Fair Value
Less than 12 Months	$ 57,352	$ 8,309	$ 40,842
12 Months or More	4,061	4,969	15,938
Total	61,413	13,278	56,780
Unrealized Loss
Less than 12 Months	1,201	12	262
12 Months or More	77	43	366
Total	1,278	55	628
U.S. government agency obligations
Fair Value
Less than 12 Months	11,492	4,039	4,960
12 Months or More	2,198	2,494	10,060
Total	13,690	6,533	15,020
Unrealized Loss
Less than 12 Months	539	4	14
12 Months or More	21	25	206
Total	560	29	220
Obligations of states and political subdivisions
Fair Value
Less than 12 Months	21,537	2,885	13,864
12 Months or More	857	1,338	2,234
Total	22,394	4,223	16,098
Unrealized Loss
Less than 12 Months	298	7	155
12 Months or More	29	15	92
Total	327	22	247
Mortgage-backed securities
Fair Value
Less than 12 Months	24,323	1,385	22,018
12 Months or More	1,006	1,137	3,590
Total	25,329	2,522	25,608
Unrealized Loss
Less than 12 Months	364	1	93
12 Months or More	27	3	51
Total	$ 391	$ 4	144
Federal Agricultural Mortgage Corporation
Fair Value
12 Months or More			54
Total			54
Unrealized Loss
12 Months or More			17
Total			$ 17